Document and Entity Information	12 Months Ended
Feb. 28, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Feb. 28, 2025
Current Fiscal Year End Date	--02-28
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001616262
Entity Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Amendment Flag	false